Shareholder Fees	Feb. 10, 2026
First Trust International Rising Dividend Achievers ETF | First Trust International Rising Dividend Achievers ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%